UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017


13F File Number: 28-11072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stan Gonzalez
Title:  Chief Financial Officer
Phone:  212-622-7713


Signature, Place and Date of Signing:


 /s/ Stan Gonzalez                New York, New York          November   , 2007
------------------              ----------------------        -----------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       37
                                          -------

Form 13F Information Table Value Total:   $141,090
                                         ----------
                                        (thousands)


List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

                           STG Capital Management, LP


COLUMN 1                           COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                                               VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
ADOBE SYS INC                   COM               00724F101    3,344      76,600 SH            SOLE                76,600
ADVANCED ANALOGIC TECHNOLOGI    COM               00752J108    2,065     194,000 SH            SOLE               194,000
APPLE INC                       COM               037833100    3,836      25,000 SH            SOLE                25,000
ARIBA INC                       COM NEW           04033V203    1,384     128,389 SH            SOLE               128,389
ATMI INC                        COM               00207R101    3,181     106,930 SH            SOLE               106,930
AUTHENTEC INC                   COM               052660107    1,156     115,600 SH            SOLE               115,600
BORLAND SOFTWARE CORP           COM               099849101      870     200,000 SH            SOLE               200,000
BROADCOM CORP                   CL A              111320107   12,539     344,123 SH            SOLE               344,123
CEVA INC                        COM               157210105    2,791     310,470 SH            SOLE               310,470
CHECK POINT SOFTWARE TECH LT    COM               M22465104    8,007     318,000 SH            SOLE               318,000
COMMVAULT SYSTEMS INC           COM               204166102    5,010     270,512 SH            SOLE               270,512
FINISAR                         COM               31787A101    1,736     620,000 SH            SOLE               620,000
INFINEON TECHNOLOGIES AG        SPONSORED ADR     45662N103   10,680     621,650 SH            SOLE               621,650
INFORMATICA CORP                COM               45666Q102    3,774     240,400 SH            SOLE               240,400
INTEL CORP                      COM               458140100    2,859     110,561 SH            SOLE               110,561
KENEXA CORP                     COM               488879107    2,995      97,300 SH            SOLE                97,300
LAWSON SOFTWARE INC NEW         COM               52078P102    2,188     218,600 SH            SOLE               218,600
MANHATTAN ASSOCS INC            COM               562750109    6,799     248,050 SH            SOLE               248,050
MARVELL TECHNOLOGY GROUP LTD    ORD               G5876H105    5,261     321,400 SH            SOLE               321,400
MICROSTRATEGY INC               CL A NEW          594972408    3,967      50,000 SH            SOLE                50,000
MONSTER WORLDWIDE INC           COM               611742107    1,533      45,000 SH            SOLE                45,000
NETLOGIC MICROSYSTEMS INC       COM               64118B100    3,738     103,507 SH            SOLE               103,507
NOVATEL WIRELESS INC            COM NEW           66987M604    4,304     190,000 SH            SOLE               190,000
NUANCE COMMUNICATIONS INC       COM               67020Y100    7,076     366,400 SH            SOLE               366,400
ON SEMICONDUCTOR CORP           COM               682189105    5,203     414,300 SH            SOLE               414,300
PACKETEER INC                   COM               695210104    1,292     170,000 SH            SOLE               170,000
RF MICRODEVICES INC             COM               749941100    4,515     670,961 SH            SOLE               670,961
SAIFUN SEMICONDUCTORS LTD       ORD SHS           M8233P102    1,633     164,499 SH            SOLE               164,499
SEAGATE TECHNOLOGY              SHS               G7945J104    3,810     148,906 SH            SOLE               148,906
SHANDA INTERACTIVE ENTMT LTD    SPONSORED ADR     81941Q203    2,253      60,585 SH            SOLE                60,585
SPREADTRUM COMMUNICATIONS IN    ADR               849415203    2,383     167,768 SH            SOLE               167,768
STMICROELECTRONICS N V          NY REGISTRY       861012102    3,397     202,800 SH            SOLE               202,800
SYMANTEC CORP                   COM               871503108    5,331     275,100 SH            SOLE               275,100
VICOR CORP                      COM               925815102    1,909     157,500 SH            SOLE               157,500
VISUAL SCIENCES INC             COM               92845H108    1,300      90,000 SH            SOLE                90,000
WESTERN DIGITAL CORP            COM               958102105    4,018     158,700 SH            SOLE               158,700
YAHOO INC                       COM               984332106    2,953     110,000 SH            SOLE               110,000

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